Condensed Consolidated Statements of Shareholders' Equity (unaudited) - USD ($) $ in Thousands	Total	Ordinary Shares	Deferred Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance at Dec. 31, 2022	$ 197,044	$ 54	$ 128	$ 408,844	$ (21,695)	$ (190,287)
Beginning balance, shares at Dec. 31, 2022		40,932,727	1
Issuance of ordinary shares	4			4
Issuance of ordinary shares, shares		5,726
Share-based compensation expense	1,652			1,652
Unrealized gain/(loss) on foreign currency translation	3,977				3,977
Net loss	(17,506)					(17,506)
Ending balance at Mar. 31, 2023	185,171	$ 54	$ 128	410,500	(17,718)	(207,793)
Ending balance, shares at Mar. 31, 2023		40,938,453	1
Beginning balance at Dec. 31, 2022	197,044	$ 54	$ 128	408,844	(21,695)	(190,287)
Beginning balance, shares at Dec. 31, 2022		40,932,727	1
Net loss	(34,352)
Ending balance at Jun. 30, 2023	173,843	$ 54	$ 128	412,201	(13,901)	(224,639)
Ending balance, shares at Jun. 30, 2023		40,946,239	1
Beginning balance at Mar. 31, 2023	185,171	$ 54	$ 128	410,500	(17,718)	(207,793)
Beginning balance, shares at Mar. 31, 2023		40,938,453	1
Issuance of ordinary shares, shares		7,786
Share-based compensation expense	1,701			1,701
Unrealized gain/(loss) on foreign currency translation	3,817				3,817
Net loss	(16,846)					(16,846)
Ending balance at Jun. 30, 2023	173,843	$ 54	$ 128	412,201	(13,901)	(224,639)
Ending balance, shares at Jun. 30, 2023		40,946,239	1
Beginning balance at Dec. 31, 2023	142,369	$ 54	$ 128	415,210	(13,071)	(259,952)
Beginning balance, shares at Dec. 31, 2023		41,082,948	1
Issuance of ordinary shares under employee share purchase plan, shares		4,953
Issuance of ordinary shares under employee share purchase plan	5			5
Share-based compensation expense	1,387			1,387
Unrealized gain/(loss) on foreign currency translation	(1,139)				(1,139)
Net loss	(12,274)					(12,274)
Ending balance at Mar. 31, 2024	130,348	$ 54	$ 128	416,602	(14,210)	(272,226)
Ending balance, shares at Mar. 31, 2024		41,087,901	1
Beginning balance at Dec. 31, 2023	142,369	$ 54	$ 128	415,210	(13,071)	(259,952)
Beginning balance, shares at Dec. 31, 2023		41,082,948	1
Net loss	(28,654)
Ending balance at Jun. 30, 2024	115,475	$ 54	$ 128	417,914	(14,015)	(288,606)
Ending balance, shares at Jun. 30, 2024		41,087,901	1
Beginning balance at Mar. 31, 2024	130,348	$ 54	$ 128	416,602	(14,210)	(272,226)
Beginning balance, shares at Mar. 31, 2024		41,087,901	1
Share-based compensation expense	1,312			1,312
Unrealized gain/(loss) on foreign currency translation	195				195
Net loss	(16,380)					(16,380)
Ending balance at Jun. 30, 2024	$ 115,475	$ 54	$ 128	$ 417,914	$ (14,015)	$ (288,606)
Ending balance, shares at Jun. 30, 2024		41,087,901	1